[LETTERHEAD]

January 31, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Preliminary Proxy Materials for a Special Meeting of Shareholders

Transamerica Series Trust (the “Registrant”)
	(1933 Act File No.:	033-00507)
	(1940 Act File No.:	811-04419)

Dear Sir or Madam:

On behalf of the above-mentioned Registrant, we are filing today electronically through the EDGAR system, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, a preliminary proxy statement, notice of special meeting of shareholders and form of proxy card (the “Proxy Materials”) relating to a Special Meeting of Shareholders of the Registrant scheduled to be held on March 18, 2011.

The Proxy Materials propose the following matter: the approval of a proposed investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and AEGON USA Investment Management, LLC (“AUIM”). AUIM is an affiliate of TAM.

The Registrant intends to release definitive Proxy Materials to shareholders on or about February 11, 2011.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1803.

Very truly yours,

/s/ Margaret A. Cullem-Fiore

Margaret A. Cullem-Fiore
Vice President and Senior Counsel
Transamerica Asset Management, Inc.

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